Goodwill	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
17.
Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2022 and 2023 were as follows:

								Innovation
				Local			Digital media	initiatives
	Core	China	International	consumer			and	and
	commerce	commerce	commerce	services	Cainiao	Cloud	entertainment	others	Total
	(in millions of RMB)
Balance as of March 31, 2021	223,014	—	—	—	—	2,044	58,673	9,040	292,771
Additions	2,506	523	—	—	—	254	—	—	3,283
Impairment (i)	—	—	—	—	—	—	(25,141)	—	(25,141)
Allocation of goodwill (ii)	(224,407)	174,424	17,630	20,292	16,346	815	—	(5,100)	—
Foreign currency translation adjustments	(1,113)	—	(169)	—	—	(50)	—	—	(1,332)
Balance as of March 31, 2022	—	174,947	17,461	20,292	16,346	3,063	33,532	3,940	269,581
Additions	—	—	97	—	85	394	7	—	583
Impairment	—	—	—	—	—	—	(2,714)	—	(2,714)
Foreign currency translation adjustments	—	9	593	—	6	33	—	—	641
Balance as of March 31, 2023	—	174,956	18,151	20,292	16,437	3,490	30,825	3,940	268,091

(i)
During the year ended March 31, 2022, considered the changes in market conditions, the Company performed quantitative impairment tests on certain reporting units under the Digital media and entertainment segment and recognized impairment charges of RMB14,754 million relating to one listed reporting unit and RMB10,387 million relating to one unlisted reporting unit. The fair value of the listed reporting unit was determined based on its market capitalization, adjusted for control premium. The fair value of the unlisted reporting unit was determined based on the discounted cash flow analysis using the assumptions including the future growth rates and the weighted average cost of capital. No further impairment charge was recognized relating to these reporting units during the year ended March 31, 2023.
(ii)
During the year ended March 31, 2022, the Company allocated its goodwill primarily as a result of the change in segments (Note 26).

Gross goodwill balances were RMB299,201 million and RMB300,425 million as of March 31, 2022 and 2023, respectively. Accumulated impairment losses were RMB29,620 million and RMB32,334 million as of March 31, 2022 and 2023, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of nil, RMB25,141 million and RMB2,714 million during the years ended March 31, 2021, 2022 and 2023, respectively. The goodwill impairment is presented as an unallocated item in the segment information (Note 26) because the CODM of the Company does not consider this as part of the segment operating performance measure.